Related-Party Balances and Transactions (Details) ¥ in Thousands		12 Months Ended
	Dec. 22, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 22, 2023 USD ($)	Dec. 31, 2018
Related-Party Balances and Transactions [Line Items]
Commission cost		¥ 1,590	¥ 13,548	¥ 5,386
Accounts payable			4,987	¥ 2,894
Service fee		530	1,166
Account receivable			1
Services expense		3,231	7,017
Other payable		¥ 1,579
Additional cash consideration amount	¥ 10,463
HPH [Member]
Related-Party Balances and Transactions [Line Items]
Equity interests		4.46%			4.46%	4.46%
Puyi Consulting [Member]
Related-Party Balances and Transactions [Line Items]
Equity interests		100.00%
FANHUA Puyi Fund Sales Co Ltd [Member]
Related-Party Balances and Transactions [Line Items]
Acquire equity interest percentage					15.41%
Highest Performances Holdings Inc. [Member]
Related-Party Balances and Transactions [Line Items]
Other payable | $					$ 4.46
Related Party [Member]
Related-Party Balances and Transactions [Line Items]
Other payable			¥ 4,177